Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	$1,250,000	$1,342,386

			1,342,386
Guam (2.1%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	575,000	596,415
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,253,056
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	425,000	439,202

			2,288,673
Missouri (1.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	1,300,000	1,340,350

			1,340,350
Ohio (1.3%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34	A	405,000	415,217
4.00%, 7/1/33	A	390,000	401,362
4.00%, 7/1/27	A	640,000	644,928

			1,461,507
Pennsylvania (87.9%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds
Ser. B, AGM, 5.25%, 1/1/53	AA	1,000,000	1,101,881
Ser. B, AGM, 5.25%, 1/1/48	AA	600,000	667,313
Ser. A, AGM, 4.00%, 1/1/46	AA	750,000	724,525
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit)
5.00%, 3/1/42	A2	750,000	839,366
Ser. A, 5.00%, 3/1/33	A2	610,000	697,166
Ser. A, 5.00%, 3/1/30	A2	1,055,000	1,166,273
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network), 4.00%, 4/1/44	A	2,000,000	1,886,099
Bentworth School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 11/15/28	AA	1,430,000	1,429,437
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U. Oblig. Group)
5.00%, 10/1/31	BBB+	500,000	527,287
5.00%, 10/1/30	BBB+	1,260,000	1,324,456
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Delaware Valley U.), 5.00%, 11/1/42	BBB-/F	250,000	247,842
(St. Luke's U. Health Network), 4.00%, 8/15/39	A3	1,500,000	1,485,139
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	782,543
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	220,809
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	400,000	399,783
Chester Cnty., Indl. Dev. Auth. 144A Rev. Bonds, (Collegium Charter School), 6.00%, 10/15/52	BB	750,000	754,448
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	948,334
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,073,506
5.00%, 6/1/33	A1	1,000,000	1,074,205
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	445,312
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	707,245
(Penn State Hlth.), 4.00%, 11/1/44	A	1,500,000	1,450,843
Cumberland Valley, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/44	AA	1,500,000	1,634,989
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,500,279
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,194,380
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	750,000	760,535
Erie, Wtr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,062,412
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	2,155,000	2,230,695
Governor Mifflin School Dist. G.O. Bonds, Ser. A, 4.00%, 4/1/39	AA-	1,000,000	1,014,946
Highlands, School Dist. G.O. Bonds, AGM
4.00%, 4/15/43	AA	700,000	707,177
4.00%, 4/15/40	AA	500,000	508,302
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,453,637
Lancaster Cnty., Convention Ctr. Auth. Hotel Room Rental Tax Rev. Bonds, Ser. B, 4.00%, 5/1/49	Aa2	1,000,000	937,273
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	1,000,000	1,055,252
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	922,268
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/45	BB/F	500,000	417,245
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Penn State Hlth.), 5.00%, 11/1/51	A	1,500,000	1,556,482
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 3.70%, 7/1/34 (JPMorgan Chase Bank N.A. (8/31/18))	A-1	675,000	675,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	860,204
5.00%, 6/15/44	BB+/F	1,235,000	1,092,438
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes), 4.00%, 7/1/56	BBB-/F	1,030,000	752,370
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB-/F	500,000	376,217
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,357,641
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	363,256
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,000,762
(ACTS Retirement-Life Communities, Inc.), 5.00%, 11/15/36	A-/F	1,500,000	1,546,815
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	639,362
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	520,201
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A-/F	550,000	514,295
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	373,123
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	965,000	910,799
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	649,065
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	400,000	446,852
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,942,875
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	255,116
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	Aa3	1,155,000	1,312,300
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	882,610
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Drexel U.), 4.00%, 5/1/34	Baa1	1,250,000	1,249,778
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	727,454
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A2	675,000	700,539
Ser. 2nd, 5.00%, 12/1/37	A2	1,295,000	1,364,040
stepped-coupon 4.75% (4.75%, 12/2/21), 12/1/37 (STP)	A1	1,000,000	1,032,968
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,687,319
PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/45	Aa1	2,200,000	2,371,109
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,653,879
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	1,008,700
Philadelphia, G.O. Bonds
Ser. A, 5.00%, 8/1/37	A1	500,000	524,177
Ser. B, 5.00%, 2/1/37	A1	1,250,000	1,353,483
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/41	AA	400,000	396,224
4.00%, 7/1/40	AA	300,000	299,316
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph U.), 5.50%, 11/1/60	A-	1,000,000	1,074,342
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB-	1,050,000	1,008,787
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,222,172
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	1,000,000	1,012,749
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	615,000	617,018
(Saint Joseph's U.), 4.00%, 11/1/38	A-	1,000,000	996,804
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	300,000	281,783
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/47	A	2,500,000	2,568,047
Philadelphia, Redev. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/43	A1	1,250,000	1,354,437
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A1	1,000,000	1,025,622
Ser. A, 5.00%, 9/1/34	A1	1,000,000	1,017,798
Ser. A, 5.00%, 9/1/33	A1	1,575,000	1,682,161
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 11/1/45	A1	1,000,000	1,077,585
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,047,493
5.00%, 12/15/35	A	625,000	659,361
Pittsburgh, G.O. Bonds
4.00%, 9/1/41	AA-	585,000	591,071
4.00%, 9/1/39	AA-	300,000	304,609
4.00%, 9/1/38	AA-	350,000	356,608
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	995,000	897,075
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,921,493
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/52	Aa3	1,750,000	1,924,567
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	423,573
4.00%, 11/15/41	BBB/F	505,000	432,264
4.00%, 11/15/36	BBB/F	365,000	334,195
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	495,279
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,070,544
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,400,000	1,146,484

			95,293,892
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	500,000	464,417
4.00%, 7/1/37	BB/P	350,000	334,278

			798,695
South Carolina (0.7%)
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	730,000	714,495

			714,495
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	340,093

			340,093
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	600,000	637,452

			637,452

Total municipal bonds and notes (cost $106,781,822)			$104,217,543

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	2,923,434	$2,923,434

Total short-term investments (cost $2,923,434)		$2,923,434
TOTAL INVESTMENTS

Total investments (cost $109,705,256)		$107,140,977

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $108,446,680.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$1,677,279	$25,344,495	$24,098,340	$62,597	$2,923,434

	Total Short-term investments	$1,677,279	$25,344,495	$24,098,340	$62,597	$2,923,434
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	27.8%
	Education	23.7
	Local debt	19.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$104,217,543	$—
Short-term investments	—	2,923,434	—

Totals by level	$—	$107,140,977	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com